Note 7 - Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Text Block]	Note 7 – Commitments and Contingencies
Operating Leases

The Company leases its office facilities in Atlanta, Georgia for $4,796 per month.  The original term of the lease was 38 months and expired on May 31, 2011.  The lease was extended to December 31, 2011.  At June 30, 2011, future minimum lease payments under the lease are $28,778 for 2011.

Rent expense was $32,641 and $30,956 for the six months ended June 30, 2011 and 2010, respectively.

Note 10 – Commitments and Contingencies

Operating Leases

The Company leases its office facilities in Atlanta, Georgia for $4,796 per month.  The term of the lease is 38 months and expires on May 31, 2011.  At December 31, 2010, future minimum lease payments under the lease are $23,980 for 2011.

Rent expense was $63,445 and $65,119 for the years ended December 31, 2010 and 2009, respectively.